Change in Accounting Principle - Statements of Shareholders' Equity (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Chesapeake stockholders’ equity, beginning of period				$ 2,092					$ 2,092
Net income (loss) attributable to Chesapeake	$ (324)	$ (61)	$ 98	(21)	$ 604	$ (146)	$ (249)	$ 17	(308)	$ 226	$ (505)
Chesapeake stockholders’ equity, end of period	4,364				2,092				4,364	2,092
Stockholders' equity attributable to noncontrolling interest, beginning of period				41					41
Net income attributable to noncontrolling interests									0	(2)	(3)
Stockholders' equity attributable to noncontrolling interest, end of period	37				41				37	41
TOTAL EQUITY	4,401				2,133				4,401	2,133	1,943
As Previously Reported Under Full Cost
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Chesapeake stockholders’ equity, beginning of period				344					344
Net income (loss) attributable to Chesapeake									209	873	949
Chesapeake stockholders’ equity, end of period	3,133				344				3,133	344
Stockholders' equity attributable to noncontrolling interest, beginning of period				123					123
Net income attributable to noncontrolling interests									(2)	(4)	(4)
Stockholders' equity attributable to noncontrolling interest, end of period	121				123				121	123
TOTAL EQUITY	3,254				467				3,254	467	(372)
Successful Efforts Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Chesapeake stockholders’ equity, beginning of period				1,748					1,748
Net income (loss) attributable to Chesapeake									(517)	(647)	(1,454)
Chesapeake stockholders’ equity, end of period	1,231				1,748				1,231	1,748
Stockholders' equity attributable to noncontrolling interest, beginning of period				(82)					(82)
Net income attributable to noncontrolling interests									2	2	1
Stockholders' equity attributable to noncontrolling interest, end of period	(84)				(82)				(84)	(82)
TOTAL EQUITY	1,147				1,666				1,147	1,666	2,315
Retained earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Chesapeake stockholders’ equity, beginning of period				(13,912)				(14,130)	(13,912)	(14,130)	(13,625)
Net income (loss) attributable to Chesapeake									(308)	226	(505)
Chesapeake stockholders’ equity, end of period	(14,220)				(13,912)				(14,220)	(13,912)	(14,130)
Retained earnings | As Previously Reported Under Full Cost
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Chesapeake stockholders’ equity, beginning of period				(15,660)				(16,525)	(15,660)	(16,525)	(17,474)
Net income (loss) attributable to Chesapeake									209	873	949
Chesapeake stockholders’ equity, end of period	(15,451)				(15,660)				(15,451)	(15,660)	(16,525)
Retained earnings | Successful Efforts Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Chesapeake stockholders’ equity, beginning of period				1,748				2,395	1,748	2,395	3,849
Net income (loss) attributable to Chesapeake									(517)	(647)	(1,454)
Chesapeake stockholders’ equity, end of period	1,231				1,748				1,231	1,748	2,395
Parent
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Chesapeake stockholders’ equity, beginning of period				2,092				1,899	2,092	1,899
Chesapeake stockholders’ equity, end of period	4,364				2,092				4,364	2,092	1,899
Parent | As Previously Reported Under Full Cost
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Chesapeake stockholders’ equity, beginning of period				344				(496)	344	(496)
Chesapeake stockholders’ equity, end of period	3,133				344				3,133	344	(496)
Parent | Successful Efforts Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Chesapeake stockholders’ equity, beginning of period				1,748				2,395	1,748	2,395
Chesapeake stockholders’ equity, end of period	1,231				1,748				1,231	1,748	2,395
Noncontrolling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' equity attributable to noncontrolling interest, beginning of period				41				44	41	44	49
Net income attributable to noncontrolling interests									0	2	3
Stockholders' equity attributable to noncontrolling interest, end of period	37				41				37	41	44
Noncontrolling Interest | As Previously Reported Under Full Cost
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' equity attributable to noncontrolling interest, beginning of period				123				124	123	124	128
Net income attributable to noncontrolling interests									2	4	4
Stockholders' equity attributable to noncontrolling interest, end of period	121				123				121	123	124
Noncontrolling Interest | Successful Efforts Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' equity attributable to noncontrolling interest, beginning of period				$ (82)				$ (80)	(82)	(80)	(79)
Net income attributable to noncontrolling interests									(2)	(2)	(1)
Stockholders' equity attributable to noncontrolling interest, end of period	$ (84)				$ (82)				$ (84)	$ (82)	$ (80)